5-83344

United States Securities and Exchange Commission
Washington, D.C. 20549

Form F-X

APPOINTMENT OF AGENT FOR SERVICE OF PROCESS AND UNDERTAKING

A. Name of issuer or persons filing ("Filer"):
Symbion Health Limited

B. (1) This is [check one]:
[X] an original filing for the Filer
[ ] an amended filing for the Filer

(2) Check the following box if you are filing the Form F-X in paper in accordance with Regulation S-T Rule 101(b)(8) [X]

C. Identify the filing in conjunction with which this Form is being filed:
Name of subject company: Symbion Health Limited
Form type: Form CB
File Number (if known): Unknown
Filed by: Symbion Health Limited and Healthscope Limited
Date Filed (if filed concurrently, so indicate): Filed concurrently with this Form F-X

D. The Filer is incorporated under the laws of Australia and has its principal place of business at Level 8, Pyra House, 5 Queens Road, Melbourne, Victoria, Australia.

E. The Filer designates and appoints Corporation Service Company ("Agent") located at 1133 Avenue of the Americas, Suite 3100, New York, NY, 10036-2721 as the agent of the Filer upon whom may be served any process, pleadings, subpoenas, or other papers in:

(a) any investigation or administrative proceeding conducted by the Commission; and (b) any civil suit or action brought against the Filer or to which the Filer has been joined as defendant or respondent, in any appropriate court in any place subject to the jurisdiction of any state or of the United States or of any of its territories or possessions or of the District of Columbia, where the investigation, proceeding or cause of action arises out of or relates to or concerns any offering made or purported to be made in connection with the securities registered or qualified by the Filer on the Form CB (and any future amendments thereto) that is being filed concurrently with this Form F-X, or any purchases or sales of any security in connection therewith. The Filer stipulates and agrees that any such civil suit or action or administrative proceeding may be commenced by the service of process upon, and that service of an administrative subpoena shall be effected by service upon such agent for service of process, and that service as aforesaid shall be taken and held in all courts and administrative tribunals to be valid and binding as if personal service thereof had been made.

F. Each person filing this Form in connection with the use of Form CB stipulates and agrees to appoint a successor agent for service of process and file and amended Form F-X if the Filer discharges the Agent or the Agent is unwilling or unable to accept service on behalf of the Filer at any time until six years have elapsed following the effective date of the latest amendment to such Form CB.

Each filer further undertakes to advise the Commission promptly of any change to the Agent's name and address during the applicable period by amendment of this Form, referencing the file number of the relevant form in conjunction with which the amendment is being filed.

The Filer certifies that it has duly caused this power of attorney, consent, stipulation and agreement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Melbourne, Australia this 26th day of October, 2007.

G. Each person filing this form undertakes to make available, in person or by telephone, representatives to respond to inquiries made by the Commission staff.

Filer: Symbion Health Limited

By: ______________________________
Name: Timothy Angus Paine
Title: Company Secretary

This statement has been signed by the following persons in the capacities and on the dates indicated.

Agent for Service of Process: Corporation Service Company

By: ______________________________
Name:
Title:

Date: ________________

Filer: Symbion Health Limited

By: ______________________________
Name:
Title:

This statement has been signed by the following persons in the capacities and on the dates indicated.

Agent for Service of Process: Corporation Service Company

By: ______________________________
Name: Ann R. Shilling
Title: Assistant Vice President

Date: October 23, 2007

END

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